GS Mortgage-Backed Securities Trust 2021-PJ1 ABS-15G

Exhibit 99.3 - Schedule 4

LOANID	GS_LOAN_NUMBER	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	EXCEPTION STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Compliance	TRID CD- Section B incorrect payee	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XXXX However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.		The documentation provided is not sufficient to clear the finding. The PCCD dated XXXX reflects the credit report being paid to the Loan Originator. (Upheld)The documentation provided is sufficient to cure the defect; however, the loan fails the PCCD delivery date test because the violation was cured more than 60 days after consummation.	Acknowledged	XXXXX	XXXXX	2	XXXXX	XXXXX	XXXXX	XXXXX	Owner Occupied	First Time Home Purchase, as defined by American R
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Compliance	TRID CD- Closing Information/Closing Date	The PCCD issued on XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)			Acknowledged	XXXXX	XXXXX	2	XXXXX	XXXXX	XXXXX	XXXXX	Owner Occupied	First Time Home Purchase, as defined by American R
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Credit	Credit	Red Flags not fraud	The loan documents reflect no outstanding mortgages and that the borrower is a first time homebuyer. However, the borrower's bank statement with XXXX reflects a payment in the amount of XXXX on XXXX with a description of XXXX payment. No further documentation or explanation provided in the loan file in regards to this payment.		Ok to accept. Fraud Guard, Credit Report, Sch A of tax returns support application that borrower does not own any other residential properties. Compensating factors: self-employment tenure and DTI. (Resolved)	Resolved	XXXXX	XXXXX	1	XXXXX	XXXXX	XXXXX	XXXXX	Owner Occupied	First Time Home Purchase, as defined by American R
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Valuation	Valuation	Value is supported within 10% of original appraisal amount	ARR supported the OA value with a 0% variance.			Cleared	XXXXX	XXXXX	1	XXXXX	XXXXX	XXXXX	XXXXX	Owner Occupied	First Time Home Purchase, as defined by American R
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Compliance	QM - Points and Fees	The loan's points and fees exceed the Qualified Mortgage points and fees threshold. This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is XXXX or more, and the transaction's total points and fees is XXXX which exceeds 3 percent of the total loan amount of XXXX The following fees were included in the testing: Mortgage Broker (indirect) XXXX Discount Points XXXX and Underwriting XXXX Truth In Lending Act (Regulation Z). 12 CFR 1026.43(e)(2)(iii), (e)(3). If Discount Points are Bona-Fide and excludable, please provide undiscounted rate.		The documentation provided is sufficient to clear the defect. (Resolved)	Resolved	XXXXX	XXXXX	1	XXXXX	XXXXX	XXXXX	XXXXX	Owner Occupied	Rate/Term Refinance -- Borrower initiated
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Credit	Credit	Assets	The file did not contain evidence the borrower had the proper amount of funds required to close plus reserves. The final 1003 reflects total assets of XXXX with XXXX while the initial 1003 reflects assets totaling XXXX and retirement assets of XXXX Total required assets XXXX (funds to close XXXX plus reserves totaling XXXX (6 month's reserves on the subject and 6 month's reserves on 2 additional financed properties). The loan file contains verified assets of XXXX which results in a funds to close shortage of XXXX and reserve shortage of XXXX		Documentation provided is sufficient to resolve the finding. (Resolved)	Resolved	XXXXX	XXXXX	1	XXXXX	XXXXX	XXXXX	XXXXX	Owner Occupied	Rate/Term Refinance -- Borrower initiated
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Valuation	Valuation	Value is supported within 10% of original appraisal amount	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.			Cleared	XXXXX	XXXXX	1	XXXXX	XXXXX	XXXXX	XXXXX	Owner Occupied	Rate/Term Refinance -- Borrower initiated